Borrowing and onlending	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowing and onlending	Borrowings and On-lending

	12/31/2025	12/31/2024
Obligations for loans abroad (a)	607,343	—
On-lending obligations - Tesouro Funcafé (b)	169,267	104,400
Others (c)	40,885	24,524
Total	817,495	128,924
(a)    Loans obtained between January, 2025 and December, 2025 (with rates between 5.6% and 5.9% p.a.);
(b)    Refers to rural credit operations with Funcafé (with rates between 13.0% and 14.5% p.a.); and
(c)    Others as of December 31, 2024 was reclassified from : Onlending obligations – CEF and Onlending obligations – BNDS for consistency of presentation with the December 31, 2025 presentation.